Fees to auditors appointed at the Annual General Meeting	12 Months Ended
Dec. 31, 2019
Fees to auditors appointed at the Annual General Meeting
Fees to auditors appointed at the Annual General Meeting

Note 5 - Fees to auditors appointed at the Annual General Meeting

DKK thousand	2019	2018	2017
Audit	1,847	1,661	1,199
Audit-related services and other assurance engagements	1,731	718	2,418
Tax advice	0	106	114
Other	12	0	196
Total fees	3,590	2,485	3,927

The fee for audit-related services and other assurance engagements and other services provided to the Group by Deloitte Statsautoriseret Revisionspartnerselskab in 2019 consisted of assistance work in relation to existing internal control processes, other auditor’s reports on various statements for public authorities, and other accounting advisory services.